Investments - Capital contribution commitments (Details) - Weichai Ballard JV $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of joint ventures [line items]
Total capital contributions	$ 64,121
Less than 1 year
Disclosure of joint ventures [line items]
Total capital contributions	20,839
1-3 years
Disclosure of joint ventures [line items]
Total capital contributions	34,198
4-5 years
Disclosure of joint ventures [line items]
Total capital contributions	$ 9,084